Share-Based Compensation - Employee Awards (Details) - FREYR AS - Employee Awards kr / shares in Units, $ / shares in Units, kr in Thousands, $ in Thousands			1 Months Ended		3 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($) kr / shares shares	Dec. 01, 2020 shares	Dec. 31, 2020 USD ($) $ / shares kr / shares shares	Dec. 31, 2019 kr / shares shares	Mar. 31, 2021 USD ($) kr / shares	Mar. 31, 2021 USD ($) employee shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares kr / shares	Dec. 31, 2020 USD ($) employee $ / shares shares	Dec. 31, 2020 NOK (kr)	Sep. 02, 2020 shares	Jul. 01, 2020 shares	Sep. 11, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield						0.00%
Compensation expense | $						$ 376	$ 0
CFO
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value per option | $ / shares			$ 0.97					$ 0.97	$ 0.97
Expected option term (years)									4 years 9 months
Expected volatility									45.70%
Expected dividend yield									0.00%
Risk-free interest rate									(0.73%)
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected option term (years)						4 years 1 month 13 days
Expected volatility						45.50%
Expected dividend yield						0.00%
Risk-free interest rate						(0.66%)
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected option term (years)						4 years 10 months 17 days
Expected volatility						46.93%
Expected dividend yield						0.00%
Risk-free interest rate						(0.63%)
Employee awards
Number
Awards outstanding at beginning of period						375,000	0		0
Awards granted						2,454,583			375,000
Awards outstanding at end of period	2,829,583		375,000	0		2,829,583			375,000
Awards exercisable at end of period			0						0
Weighted average exercise price (NOK)
Awards outstanding at beginning of period | kr / shares					kr 1.50			$ 0
Options granted | kr / shares					3.87			1.50
Awards outstanding at end of period | kr / shares	kr 3.56		$ 1.50	kr 0	kr 3.56			1.50
Awards exercisable at end of period | kr / shares			$ 0					$ 0
Weighted average remaining contractual life (years)
Options outstanding at end of year						4 years 5 months 19 days			4 years 9 months
Options exercisable at end of year	0 years								0 years
Aggregate intrinsic value
Options outstanding at end of year	kr 3,068		$ 365		kr 3,068	$ 3,068		$ 365	$ 365	kr 365
Options exercisable at end of year | kr										0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Compensation expense | $									$ 35
Performance employee awards
Number
Awards outstanding at beginning of period						625,000	0		0
Awards granted						2,291,667			625,000
Awards outstanding at end of period	2,916,667		625,000	0		2,916,667			625,000
Awards exercisable at end of period			0						0
Weighted average exercise price (NOK)
Awards outstanding at beginning of period | kr / shares					kr 1.50			$ 0
Options granted | kr / shares					4.04			1.50
Awards outstanding at end of period | kr / shares	kr 3.49		$ 1.50	kr 0	kr 3.49			1.50
Awards exercisable at end of period | kr / shares			$ 0					$ 0
Weighted average remaining contractual life (years)
Options outstanding at end of year						4 years 7 months 24 days			4 years 9 months
Options exercisable at end of year	0 years								0 years
Aggregate intrinsic value
Options outstanding at end of year	kr 3,185		$ 608		kr 3,185	$ 3,185		$ 608	$ 608	608
Options exercisable at end of year | kr										kr 0
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized													5,000,000
Number of additional shares authorized		5,000,000
Number of employees in which offer letters issued | employee						31			22
Number of employees who have 2 year grant period | employee						28			21
Options grant period						2 years			2 years
Number of options resolved to issue											1,360,000	900,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Unrecognized compensation expense related to non-vested stock-based compensation arrangements | $	kr 4,532		$ 326		kr 4,532	$ 4,532		$ 326	$ 326
Period over which unrecognized compensation expense expected to be recognized						2 years 5 months 12 days			2 years 9 months
2019 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards exercise period						3 years			3 years
2019 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards exercise period						5 years			5 years